December 15, 2021

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

RE:	Variable Annuity Account

File Numbers: 333-111067 and 811-04294

Dear Ladies and Gentlemen:

On behalf of Variable Annuity Account (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectuses and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant’s registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on December 15, 2021.

Any questions or comments regarding this filing may be directed to the undersigned at (651) 665-2626.

Sincerely,

/s/ Thomas P. Trier

Thomas P. Trier

Counsel